UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07062

PACIFIC GLOBAL FUND INC. D/B/A PACIFIC ADVISORS FUND INC.
(Exact name of registrant as specified in charter)

101 NORTH BRAND BOULEVARD, SUITE 1950 GLENDALE, CALIFORNIA		91203
(Address of principal executive offices)		(Zip code)

GEORGE A. HENNING 101 N. BRAND BLVD., SUITE 1950 GLENDALE, CA 91203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		818-242-6693

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2019

Item 1.           Schedule of Investments (filed herewith).

Pacific Advisors Income & Equity Fund
Schedule of Investments (Unaudited)
as of September 30, 2019

Quantity or			% of Total
Principal**	Description	Current $ Value **	Net Assets
COMMON STOCK
COMMUNICATION SERVICES			4.06
DIVERSIFIED TELECOM. SERVICES
4,400	AT&T INC.	166,496
2,650	VERIZON COMMUNICATIONS INC.	159,954
		326,450	4.06

CONSUMER DISCRETIONARY			7.60
DISTRIBUTORS
1,500	GENUINE PARTS CO.	149,385
		149,385	1.86

MULTILINE RETAIL
3,000	KOHLS CORP.	148,980
1,700	TARGET CORP.	181,747
		330,727	4.12

TEXTILES, APPAREL & LUXURY GOODS
5,000	TAPESTRY INC.	130,250
		130,250	1.62

CONSUMER STAPLES			6.10
BEVERAGES
2,900	COCA-COLA CO.	157,876
		157,876	1.97

FOOD & STAPLES RETAILING
2,150	SYSCO CORP.	170,710
		170,710	2.12

HOUSEHOLD PRODUCTS
1,300	PROCTER & GAMBLE CO.	161,694
		161,694	2.01

ENERGY			5.04
ENERGY EQUIPMENT & SERVICES
3,000	SCHLUMBERGER LTD	102,510
		102,510	1.28

OIL, GAS & CONSUMABLE FUELS
1,300	CHEVRON CORP.	154,180
2,100	EXXON MOBIL CORP.	148,281
		302,461	3.76

FINANCIALS			6.89
BANKS
2,800	U.S. BANCORP	154,952
		154,952	1.93

CAPITAL MARKETS
1,200	T. ROWE PRICE GROUP INC.	137,100
		137,100	1.70

INSURANCE
2,500	METLIFE INC.	117,900
1,600	PRUDENTIAL FINANCIAL	143,920
		261,820	3.26

HEALTH CARE			7.99
BIOTECHNOLOGY
2,300	ABBVIE INC.	174,156
		174,156	2.17

HEALTH CARE PROVIDERS & SERVICES
2,850	CVS HEALTH CORP.	179,749
		179,749	2.24

PHARMACEUTICALS
1,200	JOHNSON & JOHNSON	155,256
3,700	PFIZER INC.	132,941
		288,197	3.58

INDUSTRIALS			8.01
AEROSPACE & DEFENSE
410	LOCKHEED MARTIN CORP.	159,925
		159,925	1.99

AIR FREIGHT & LOGISTICS
1,400	UNITED PARCEL SERVICE, INC. B	167,748
		167,748	2.09

INDUSTRIAL CONGLOMERATES
900	HONEYWELL INTERNATIONAL INC.	152,280
		152,280	1.90

TRADING COMPANIES & DISTRIBUTORS
5,000	FASTENAL COMPANY		163,350
			163,350	2.03

INFORMATION TECHNOLOGY				7.58
COMMUNICATIONS EQUIPMENT
2,800	CISCO SYSTEMS INC.		138,348
			138,348	1.72

IT SERVICES
1,075	INT’L BUSINESS MACHINES CORP.		156,326
			156,326	1.95

SEMICONDUCTORS & EQUIPMENT
3,000	INTEL CORP.		154,590
			154,590	1.92

SOFTWARE
1,150	MICROSOFT CORP.		159,885
			159,885	1.99

MATERIALS				1.34
CHEMICALS
735	CORTEVA INC.		20,580
735	DOW INC.		35,023
735	DUPONT DE NEMOURS INC.		52,413
			108,016	1.34

UTILITIES				4.04
ELECTRIC UTILITIES
1,700	DUKE ENERGY CORP.		162,962
			162,962	2.02

MULTI-UTILITIES
2,000	DOMINION ENERGY INC.		162,080
			162,080	2.02

TOTAL COMMON STOCK (Cost: $3,289,302)			4,713,547	58.65

CORPORATE BOND
CONSUMER DISCRETIONARY				3.21
HOUSEHOLD DURABLES
100,000	NVR INC. 3.95% 09/15/22		104,290
150,000	TUPPERWARE BRANDS CORP. 4.75% 06/01/21		153,354
			257,644	3.21

FINANCIALS				16.72
BANKS
100,000	BANK OF AMERICA CORP. 4.148% 03/19/20***	CPI YOY+2.50%	100,980
100,000	BANK OF AMERICA CORP. 3.864% 09/28/20***	3 MONTH LIBOR+1.76%	100,949
122,000	BANK OF AMERICA CORP. 3.398% 07/07/21***	CPI YOY+1.75%	123,347
150,000	BARCLAY BANK PLC 3.799% 04/18/21***	3 MONTH LIBOR+1.50%	151,350
94,000	FULTON FINANCIAL CORP. 3.60% 03/16/22		95,373
125,000	JPMORGAN CHASE & CO. 3.811% 02/25/21***	CPI YOY+2.00%	125,950
			697,949	8.69

CAPITAL MARKETS
100,000	GOLDMAN SACHS GROUP INC. 3.532% 08/26/20***	3 MONTH LIBOR+1.40%	100,405
100,000	HERCULES CAPITAL INC. 4.625% 10/23/22		100,019
100,000	MORGAN STANLEY 3.648% 04/25/23***	CPI YOY+2.00%	100,375
100,000	MORGAN STANLEY 2.848% 10/28/24***	CPI YOY+1.20%	95,625
			396,424	4.93

DIVERSIFIED FINANCIAL SERVICES
150,000	JEFFERIES GRP LLC 3.00% 07/27/22 STEP****		149,003
			149,003	1.85

INSURANCE
100,000	PRUDENTIAL FINANCIAL INC. 3.648% 11/02/20***	CPI YOY+2.00%	100,397
			100,397	1.25

HEALTH CARE				1.15
PHARMACEUTICALS
50,000	TEVA PHARMACEUTICAL 3.65% 11/10/21		46,250
50,000	TEVA PHARMACEUTICAL 3.65% 11/10/21		46,125
			92,375	1.15

INFORMATION TECHNOLOGY				1.87
ELECTRONIC EQUIPMENT & INSTRUMENTS
150,000	KEYSIGHT TECHNOLOGIES 3.30% 10/30/19		150,028
			150,028	1.87

REAL ESTATE				5.77
HEALTH CARE REITS
150,000	OMEGA HLTHCARE INVESTORS 4.375% 08/01/23		158,085
			158,085	1.97

OFFICE REITS
150,000	CORPORATE OFFICE PROP 3.60% 05/15/23		152,777
150,000	GOV’T PROPERTIES INC. 4.00% 07/15/22		152,866
			305,643	3.80

TOTAL CORPORATE BOND (Cost: $2,295,692)			2,307,548	28.72

CONVERTIBLE CORPORATE BOND
FINANCIALS				3.13
CAPITAL MARKETS
150,000	BLACKROCK CAP INV CONV 5.00% 06/15/22		148,735
100,000	PROSPECT CAPITAL CORP. 4.95% 07/15/22		102,754
			251,489	3.13

TOTAL CONVERTIBLE CORPORATE BOND (Cost: $254,111)			251,489	3.13
PREFERRED STOCK
FINANCIALS				8.58
BANKS
100,000	JPMORGAN CHASE & CO. 5.30% PFD*****	3 MONTH LIBOR+3.80%	101,125
100,000	JPMORGAN CHASE & CO. 5.638% PFD*****	3 MONTH LIBOR+3.32%	100,000
81,000	WELLS FARGO & CO. 5.889% PFD*****	3 MONTH LIBOR+3.77%	82,012
			283,137	3.52

CAPITAL MARKETS
200,000	CHARLES SCHWAB CORP. 4.625% PFD*****	3 MONTH LIBOR+3.315%	204,000
			204,000	2.54

INSURANCE
200,000	METLIFE INC. 5.25% PFD *****	3 MONTH LIBOR+3.575%	202,250
			202,250	2.52

TOTAL PREFERRED STOCK (Cost: $681,126)			689,387	8.58
TOTAL INVESTMENT IN SECURITIES (Cost: $6,520,231)			7,961,971	99.08

CASH OR CASH EQUIVALENT			82,076	1.02

OTHER ASSETS LESS LIABILITIES			(8,253)	(0.10)

TOTAL NET ASSETS			8,035,795	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

*** Variable rate security; the interest or dividend rate shown is the rate in effect as of September 30, 2019.

**** Step-Up Bond; the interest rate shown is the rate in effect as of September 30, 2019.

***** Fixed to float rate security; the dividend rate is fixed for a certain period and then converts to a floating rate; the dividend rate shown is the fixed rate in effect as of September 30, 2019.

Pacific Advisors Balanced Fund
Schedule of Investments (Unaudited)
as of September 30, 2019

Quantity or				% of Total
Principal**	Description		Current $ Value **	Net Assets
COMMON STOCK
COMMUNICATION SERVICES				10.78
DIVERSIFIED TELECOM. SERVICES
1,300	VERIZON COMMUNICATIONS INC.		78,468
			78,468	2.40
ENTERTAINMENT
675	WALT DISNEY CO.		87,966
			87,966	2.68
INTERACTIVE MEDIA & SERVICES
80	ALPHABET INC.	*	97,691
500	FACEBOOK, INC.	*	89,040
			186,731	5.70

CONSUMER DISCRETIONARY				11.47
SPECIALTY RETAIL
6,300	CONN’S INC.	*	156,618
200	O’REILLY AUTOMOTIVE INC.	*	79,702
220	ULTA BEAUTY, INC.	*	55,143
			291,463	8.89
TEXTILES, APPAREL & LUXURY GOODS
900	NIKE INC.		84,528
			84,528	2.58

CONSUMER STAPLES				5.22
FOOD & STAPLES RETAILING
2,100	CHEFS’ WAREHOUSE INC.	*	84,672
300	COSTCO WHOLESALE		86,433
			171,105	5.22

ENERGY				4.85
ENERGY EQUIPMENT & SERVICES
800	CORE LABORATORIES N.V. ADR		37,296
21,200	NOBLE CORPORATION	*	26,924
			64,220	1.96
OIL, GAS & CONSUMABLE FUELS
800	CHEVRON CORP.		94,880
			94,880	2.89

FINANCIALS				9.36
BANKS
1,400	CITIGROUP INC.		96,712
1,500	EAST WEST BANCORP INC.		66,435
500	SIGNATURE BANK		59,610
			222,757	6.80
CAPITAL MARKETS
575	MORNINGSTAR, INC.		84,031
			84,031	2.56

HEALTH CARE				7.86
BIOTECHNOLOGY
1,000	ABBVIE INC.		75,720
			75,720	2.31
HEALTH CARE PROVIDERS & SERVICES
300	ANTHEM INC.		72,030
1,200	CVS HEALTH CORP.		75,684
			147,714	4.51
HEALTH CARE TECHNOLOGY
500	CERNER CORPORATION		34,085
			34,085	1.04

INDUSTRIALS				15.24
AIRLINES
1,900	SPIRIT AIRLINES INC.	*	68,970
			68,970	2.11
COMMERCIAL SERVICES & SUPPLIES
4,000	TEAM INC.	*	72,200
			72,200	2.20
MACHINERY
3,750	NAVISTAR INT’L CORP.	*	105,413
800	WABTEC CORP.		57,488
			162,901	4.97

TRADING COMPANIES & DISTRIBUTORS
2,900	DXP ENTERPRISES INC.		*	100,688
2,800	TRITON INTERNATIONAL LIMITED			94,752
				195,440	5.96

INFORMATION TECHNOLOGY					8.05
IT SERVICES
200	ACCENTURE PLC			38,470
500	VISA INC.			86,005
				124,475	3.80
SOFTWARE
800	ORACLE CORPORATION			44,024
				44,024	1.34
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS
425	APPLE INC.			95,187
				95,187	2.91

TOTAL COMMON STOCK (Cost: $1,867,025)				2,386,865	72.83
CORPORATE BOND
CONSUMER DISCRETIONARY					3.18
HOUSEHOLD DURABLES
100,000	NVR INC. 3.95% 09/15/22			104,289
				104,289	3.18

FINANCIALS					10.79
BANKS
100,000	BARCLAYS BANK PLC 3.00% 04/29/21			99,746
				99,746	3.05
CAPITAL MARKETS
100,000	ARES CAPITAL CORP. 3.625% 01/19/22			101,663
				101,663	3.10
CONSUMER FINANCE
50,000	CAPITAL ONE FINANCIA CO 3.9% 01/29/24			52,825
				52,825	1.61
DIVERSIFIED FINANCIAL SERVICES
100,000	JEFFERIES GRP LLC 3.00% 07/27/22 STEP***			99,335
				99,335	3.03

HEALTH CARE					2.82
PHARMACEUTICALS
100,000	TEVA PHARMACEUTICAL 3.65% 11/10/21			92,500
				92,500	2.82

INFORMATION TECHNOLOGY					4.59
SEMICONDUCTORS & EQUIPMENT
50,000	ANALOG DEVICES INC, 2.95% 01/12/21			50,375
				50,375	1.54
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS
100,000	XEROX CORPORATION 2.75% 09/01/20			99,880
				99,880	3.05

REAL ESTATE					3.11
OFFICE REITS
100,000	GOV’T PROPERTIES INC. 4.00% 07/15/22			101,911
				101,911	3.11

TOTAL CORPORATE BOND (Cost: $806,392)				802,524	24.49
PREFERRED STOCK
FINANCIALS					3.08
CAPITAL MARKETS
100,000	MORGAN STANLEY 5.913% PFD****	3 MONTH LIBOR+3.610%		100,820
				100,820	3.08

TOTAL PREFERRED STOCK (Cost: $99,875)				100,820	3.08
TOTAL INVESTMENT IN SECURITIES (Cost: $2,773,292)				3,290,209	100.40

CASH OR CASH EQUIVALENT				7,999	0.24

OTHER ASSETS LESS LIABILITIES				(21,024)	(0.64)

TOTAL NET ASSETS				3,277,184	100.00

*                      Non-income producing

**               The principal amount is stated in U.S. dollars unless otherwise indicated.

***        Step-Up Bond; the interest rate shown is the rate in effect as of September 30, 2019.

**** Fixed to float rate security; the dividend rate is fixed for a certain period and then converts to a floating rate; the dividend rate shown is the fixed rate in effect as of September 30, 2019.

Pacific Advisors Large Cap Value Fund
Schedule of Investments (Unaudited)
as of September 30, 2019

Quantity or				% of Total
Principal**	Description		Current $ Value **	Net Assets
COMMON STOCK
COMMUNICATION SERVICES				11.59
DIVERSIFIED TELECOM. SERVICES
3,525	AT&T INC.		133,386
			133,386	2.67

ENTERTAINMENT
1,600	WALT DISNEY CO.		208,512
			208,512	4.17

INTERACTIVE MEDIA & SERVICES
195	ALPHABET INC. CLASS C	*	237,705
			237,705	4.75

CONSUMER DISCRETIONARY				13.33
HOTELS, RESTAURANTS & LEISURE
1,000	MCDONALD’S CORP.		214,710
			214,710	4.29

SPECIALTY RETAIL
2,000	LOWE’S COMPANIES INC.		219,920
1,000	THE HOME DEPOT, INC.		232,020
			451,940	9.04

CONSUMER STAPLES				18.92
BEVERAGES
4,200	COCA-COLA CO.		228,648
			228,648	4.57

FOOD & STAPLES RETAILING
3,150	SYSCO CORP.		250,110
2,000	WALMART INC.		237,360
			487,470	9.75

HOUSEHOLD PRODUCTS
1,850	PROCTER & GAMBLE CO.		230,103
			230,103	4.60

FINANCIALS				15.03
BANKS
7,000	BANK OF AMERICA CORP.		204,190
1,650	CITIGROUP INC.		113,982
1,663	WELLS FARGO & CO.		83,882
			402,054	8.04

DIVERSIFIED FINANCIAL SERVICES
1,000	BERKSHIRE HATHAWAY INC. B	*	208,020
			208,020	4.16

INSURANCE
3,000	METLIFE INC.		141,480
			141,480	2.83

HEALTH CARE				4.27
PHARMACEUTICALS
1,650	JOHNSON & JOHNSON		213,477
			213,477	4.27

INDUSTRIALS			18.60
AIR FREIGHT & LOGISTICS
1,000	FEDEX CORP.	145,570
950	UNITED PARCEL SERVICE, INC. B	113,829
		259,399	5.18

INDUSTRIAL CONGLOMERATES
1,350	HONEYWELL INTERNATIONAL INC.	228,420
		228,420	4.57

MACHINERY
1,325	DEERE & CO.	223,501
1,400	ILLINOIS TOOL WORKS INC.	219,086
		442,587	8.85

INFORMATION TECHNOLOGY			18.57
IT SERVICES
800	MASTERCARD INC.	217,256
		217,256	4.35

SEMICONDUCTORS & EQUIPMENT
4,650	INTEL CORP.	239,615
		239,615	4.79

SOFTWARE
1,700	MICROSOFT CORP.	236,351
		236,351	4.73

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS
1,050	APPLE INC.	235,168
		235,168	4.70

TOTAL COMMON STOCK (Cost: $1,955,726)		5,016,301	100.31
TOTAL INVESTMENT IN SECURITIES (Cost: $1,955,726)		5,016,301	100.31

CASH OR CASH EQUIVALENT		31,422	0.63

OTHER ASSETS LESS LIABILITIES		(46,799)	(0.94)

TOTAL NET ASSETS		5,000,924	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Mid Cap Value Fund
Schedule of Investments (Unaudited)
as of September 30, 2019

Quantity or				% of Total
Principal**	Description		Current $ Value **	Net Assets
COMMON STOCK
COMMUNICATION SERVICES				7.11
ENTERTAINMENT
400	MADISON SQUARE GARDEN CO-A	*	105,408
850	TAKE-TWO INTERACTIVE SOFTWRE	*	106,539
			211,947	7.11

CONSUMER DISCRETIONARY				30.88
AUTO COMPONENTS
1,000	LEAR CORP.		117,900
			117,900	3.95
DISTRIBUTORS
505	POOL CORPORATION		101,858
			101,858	3.41
SPECIALTY RETAIL
5,700	CONN’S INC.	*	141,702
325	O’REILLY AUTOMOTIVE INC.	*	129,516
3,000	PENSKE AUTOMOTIVE GROUP INC.		141,840
1,100	TRACTOR SUPPLY COMPANY		99,484
			512,542	17.19
TEXTILES, APPAREL & LUXURY GOODS
1,400	PVH CORP.		123,522
2,500	TAPESTRY INC.		65,125
			188,647	6.33

ENERGY				12.55
ENERGY EQUIPMENT & SERVICES
1,200	CORE LABORATORIES N.V. ADR		55,944
18,000	HELIX ENERGY SOLUTIONS GROUP INC.	*	145,080
13,500	MCDERMOTT INTL INC.	*	27,270
37,000	NOBLE CORPORATION	*	46,990
4,100	TECHNIPFMC PLC ADR		98,974
			374,258	12.55

FINANCIALS				10.40
BANKS
2,600	CIT GROUP INC.		117,806
3,000	EAST WEST BANCORP INC.		132,870
500	SIGNATURE BANK		59,610
			310,286	10.40

HEALTH CARE				4.00
HEALTH CARE TECHNOLOGY
1,750	CERNER CORPORATION		119,298
			119,298	4.00

INDUSTRIALS				30.35
AIRLINES
3,200	SPIRIT AIRLINES INC.	*	116,160
			116,160	3.90
MACHINERY
5,300	NAVISTAR INT’L CORP.	*	148,983
1,900	WABTEC CORP.		136,534
			285,517	9.57
MARINE
1,800	KIRBY CORP.	*	147,888
			147,888	4.96
ROAD & RAIL
950	KANSAS CITY SOUTHERN		126,359
3,600	KNIGHT-SWIFT TRANSPORTATION HLDG		130,680

875	LANDSTAR SYSTEM INC.		98,508
			355,547	11.92

INFORMATION TECHNOLOGY				3.47
SOFTWARE
840	ASPEN TECHNOLOGY, INC.	*	103,387
			103,387	3.47

MATERIALS				2.81
CHEMICALS
1,800	H.B. FULLER CO.		83,808
			83,808	2.81

TOTAL COMMON STOCK (Cost: $2,566,609)			3,029,043	101.57
TOTAL INVESTMENT IN SECURITIES (Cost: $2,566,609)			3,029,043	101.57

OTHER ASSETS LESS LIABILITIES			(46,759)	(1.57)

TOTAL NET ASSETS			2,982,284	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Pacific Advisors Small Cap Value Fund
Schedule of Investments (Unaudited)
as of September 30, 2019

Quantity or				% of Total
Principal**	Description		Current $ Value **	Net Assets
COMMON STOCK
COMMUNICATION SERVICES				3.05
ENTERTAINMENT
2,000	LIBERTY MEDIA CORP BRAVES C	*	55,500
1,400	MADISON SQUARE GARDEN CO-A	*	368,928
			424,428	3.05

CONSUMER DISCRETIONARY				22.12
AUTO COMPONENTS
14,500	GENTHERM INC.	*	595,733
			595,733	4.28

SPECIALTY RETAIL
15,000	AT HOME GROUP INC.	*	144,300
67,300	CONN’S INC.	*	1,673,078
2,200	LITHIA MOTORS INC.		291,236
12,000	SONIC AUTOMOTIVE INC.		376,920
			2,485,534	17.84

CONSUMER STAPLES				5.22
FOOD & STAPLES RETAILING
9,000	CHEFS’ WAREHOUSE INC.	*	362,880
			362,880	2.61

FOOD PRODUCTS
19,000	DARLING INGREDIENTS INC.	*	363,470
			363,470	2.61

ENERGY				23.02
ENERGY EQUIPMENT & SERVICES
35,000	ARCHROCK INC.		348,950
72,500	HELIX ENERGY SOLUTIONS GROUP INC.	*	584,350
140,000	INDEPENDENCE CONTR DRILLING, INC.	*	168,000
25,000	MATRIX SERVICE CO.	*	428,500
102,800	NOBLE CORPORATION	*	130,556
100,000	NORTH AMERICAN CONSTRUCTION GRP LTD		1,153,000
28,000	SOLARIS OILFIELD INFRAST-A		375,760
			3,189,116	22.90

OIL, GAS & CONSUMABLE FUELS
90,000	INFINITY ENERGY RESOURCES INC.	*	17,100
			17,100	0.12

FINANCIALS				10.04
BANKS
12,500	EAST WEST BANCORP INC.		553,625
			553,625	3.98

CONSUMER FINANCE
19,500	REGIONAL MANAGEMENT CORP.	*	549,120
			549,120	3.94

DIVERSIFIED FINANCIAL SERVICES
15,000	COMPASS DIVERSIFIED HOLDINGS		295,650
			295,650	2.12

HEALTH CARE				2.25
BIOTECHNOLOGY
6,000	EMERGENT BIOSOLUTIONS INC.	*	313,680
			313,680	2.25

INDUSTRIALS				34.64
COMMERCIAL SERVICES & SUPPLIES
14,000	MOBILE MINI INC.		516,040
33,000	TEAM INC.	*	595,650
			1,111,690	7.98

MACHINERY
22,200	NAVISTAR INT’L CORP.	*	624,042
			624,042	4.48

MARINE
8,300	KIRBY CORP.	*	681,928
			681,928	4.90

ROAD & RAIL
5,200	SAIA INC.	*	487,240
			487,240	3.50

TRADING COMPANIES & DISTRIBUTORS
19,000	DXP ENTERPRISES INC.	*	659,680
16,000	RUSH ENTERPRISES INC.		617,280
19,000	TRITON INTERNATIONAL LIMITED		642,960
			1,919,920	13.78

TOTAL COMMON STOCK (Cost: $9,841,997)			13,975,156	100.34
TOTAL INVESTMENT IN SECURITIES (Cost: $9,904,551)			13,975,156	100.34

CASH OR CASH EQUIVALENT			62,554	0.45
OTHER ASSETS LESS LIABILITIES			(110,042)	(0.79)

TOTAL NET ASSETS			13,927,668	100.00

* Non-income producing

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Security Valuation and Fair Value Measurement

Securities, including American Depository Receipts (ADRs), listed on a national securities exchange and certain over-the-counter (“OTC”) issues traded on the NASDAQ national market system are valued at the last quoted sale price at the close of the New York Stock Exchange. OTC issues not quoted on the NASDAQ system, and other equity securities for which no sale price is available, are valued at the last bid price as obtained from published sources or real time quote services, where available, and otherwise from brokers who are market makers for such securities. Fixed Income securities, which are typically purchased and held as odd lots (less than $1 million) are valued based on bid prices for institutional round lot positions (typically $1 million or greater); round lot prices often reflect more favorable pricing than odd lot holdings.  For securities that mature in 60 days or less, the Funds may utilize the amortized cost method of valuation if it is reasonable to conclude it approximates fair value. In determining the fair value of other debt securities, Pacific Global Investment Management Company, Inc. (the “Investment Manager”) utilizes independent pricing services approved by the Board of Directors (the “Board”) using one or more of the following valuation techniques:

(1) a matrix pricing approach that considers market inputs including, in approximate order of priority, the following: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications; market indicators, industry and economic events. Evaluators may prioritize inputs differently on any given day for any security based on market conditions, and not all inputs listed are available for use in the evaluation process for each security evaluation on any given day; (2) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; and/or (3) a discounted cash flow analysis. Fair value determinations are made by the Investment Manager based on the Company’s Fair Value Procedure, as adopted by the Board. In conducting its assessment and analysis for the purpose of determining fair value, the Investment Manager uses its discretion and judgment in considering and appraising the relevant factors, including examining the source and nature of the quotations, to validate that the quotations and prices are representative of fair value.

Various inputs are used to determine the fair value of each Fund’s investments. For financial statements, these inputs are summarized in the three broad levels listed below. Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 inputs are significant unobservable inputs that reflect the Fund’s own assumptions in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investment securities as of September 30, 2019.

	Income and Equity Fund	Balanced Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund
Level 1 - Quoted Prices
Common Stock
Communication Services	$326,450	$353,165	$579,603	$211,947	$424,428
Consumer Discretionary	610,362	375,991	666,650	920,947	3,081,267
Consumer Staples	490,280	171,105	946,221	—	726,350
Energy	404,971	159,100	—	374,258	3,206,216
Financials	553,872	306,788	751,554	310,286	1,398,395
Health Care	642,102	257,519	213,477	119,298	313,680
Industrials	643,303	499,511	930,406	905,112	4,824,820
Information Technology	609,149	263,686	928,390	103,387	—
Materials	108,016	—	—	83,808	—
Utilities	325,042	—	—	—	—
Preferred Stock
Financials	689,387	100,820	—	—	—
Level 1 Total	5,402,934	2,487,685	5,016,301	3,029,043	13,975,156

Level 2 - Other significant observable inputs
Corporate Bonds
Consumer Discretionary	257,644	104,289	—	—	—
Financials	1,595,262	353,569	—	—	—
Health Care	92,375	92,500	—	—	—
Information Technology	150,028	150,255	—	—	—
Real Estate	463,728	101,911	—	—	—

Convertible Corporate Bond
Financials	—	—	—	—	—
Level 2 Total	2,559,037	802,524	—	—	—

Level 3 - Significant unobservable inputs	—	—	—	—	—

Total Investments	$7,961,971	$3,290,209	$5,016,301	$3,029,043	$13,975,156

Equity securities (common and preferred stock) that are actively traded and market priced are typically classified as Level 1 securities. Fixed income securities are typically classified as Level 2 securities. The Funds had no Level 3 holdings during the period ended  September 30, 2019. In addition, the Funds are required to disclose the amounts of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers. The Investment Manager has evaluated the Funds’ positions for the period ended September 30, 2019, and determined that, for purposes of fair value pricing measurement, there were no transfers between Level 1 and Level 2.

Income Taxes

On September 30, 2019, the cost of investment and net unrealized appreciation for income tax purposes were as follows:

	Income and Equity Fund	Balanced Fund	Large Cap Value Fund	Mid Cap Value Fund	Small Cap Value Fund

Tax Cost of Securities	$6,520,231	$2,773,292	$1,956,610	$2,566,609	$9,962,846
Gross Unrealized Appreciation	1,732,623	731,010	3,059,691	1,160,182	7,670,475
Gross Unrealized Depreciation	290,883	214,093	—	697,748	3,658,165
Net Unrealized Appreciation	1,441,740	516,917	3,059,691	462,434	4,012,310

Item 2.                                 Controls and Procedures.

(a)  Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)  There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that could significantly affect these controls, including no significant deficiencies or material weaknesses that required corrective action, during the last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.                                 Exhibits.

(a)  Certifications required by Item 3(a) of Form N-Q and Rule 30a-2(a) under the Act (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Global Fund Inc. d/b/a Pacific Advisors Fund Inc.

By:	/s/ George A. Henning
Chairman

Date:	November 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George A. Henning
Chief Executive Officer

Date:	November 1, 2019

By:	/s/ Jingjing Yan
Chief Financial Officer

Date:	November 1, 2019